CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss)/Income [1]	Retained Earnings (Losses)	Non-controlling Interests
Balance at beginning of the period at Dec. 31, 2017	$ 1,796,304	$ 101,119	$ (20,483)	$ 1,538,191	$ 200,000	$ (7,769)	$ (95,742)	$ 80,988
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(168,214)						(231,428)	63,214
Dividends	(57,958)						(37,076)	(20,882)
Exercise of share options	2,686	184		2,502
Employee stock compensation	13,992			14,125			(133)
Forfeiture of employee stock compensation	(2,090)			(2,090)
Decrease from consolidating Hilli Lessor VIE/Sale of equity interests and proceeds from subscriptions of equity interest in Gimi MS Corporation	28,703							28,703
Sale of equity interest in common units	177,977			304,468				(126,491)
Conversion of debt to equity	55,134							55,134
Other comprehensive loss	(20,743)					(20,743)
Balance at end of the period at Dec. 31, 2018	1,825,791	101,303	(20,483)	1,857,196	200,000	(28,512)	(364,379)	80,666
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(122,375)						(211,956)	89,581
Dividends	(51,749)						(28,810)	(22,939)
Employee stock compensation	9,371			9,371
Forfeiture of employee stock compensation	(489)			(489)
Decrease from consolidating Hilli Lessor VIE/Sale of equity interests and proceeds from subscriptions of equity interest in Gimi MS Corporation	115,246			9,989				105,257
Treasury shares	(18,615)		(18,615)
Other comprehensive loss	(6,354)					(6,354)
Balance at end of the period at Dec. 31, 2019	1,750,826	101,303	(39,098)	1,876,067	200,000	(34,866)	(605,145)	252,565
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(167,930)						(273,557)	105,627
Dividends	(26,340)							(26,340)
Employee stock compensation	5,671			5,671
Forfeiture of employee stock compensation	(250)			(250)
Restricted stock units	0	73		(73)
Decrease from consolidating Hilli Lessor VIE/Sale of equity interests and proceeds from subscriptions of equity interest in Gimi MS Corporation	11,081							11,081
Repurchase and cancellation of treasury shares	(16,650)	(3,500)	39,098				(52,248)
Net proceeds from the issuance of equity	100,255	12,068		88,187
Deconsolidation of lessor VIE	(4,809)							(4,809)
Other comprehensive loss	(21,207)					(21,207)
Balance at end of the period at Dec. 31, 2020	$ 1,630,647	$ 109,944	$ 0	$ 1,969,602	$ 200,000	$ (56,073)	$ (930,950)	$ 338,124

[1]	As at December 31, 2020, 2019 and 2018, our accumulated other comprehensive (loss)/income consisted of $3.5 million (loss), $3.1 million (loss) and $3.6 million (gain) of pension and post retirement benefit plan adjustments and $17.7 million (loss), $3.3 million (loss) and $24.3 million (loss) of our share of affiliates comprehensive (loss)/income, respectively.